Common Stock (Details Narrative) (10k) - USD ($)						1 Months Ended							6 Months Ended			12 Months Ended
	Jun. 16, 2017	May 31, 2016	Jul. 29, 2015	Jun. 20, 2015	May 29, 2015	Nov. 30, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	Jun. 20, 2015	May 31, 2015	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2014	Jan. 31, 2017	Jan. 31, 2016	Aug. 11, 2015	Jul. 15, 2015
Increase number of authorized common shares													6,250,000,000			6,250,000,000	6,250,000,000
Stock subscription receivable													$ 55,673			$ 55,673	$ 55,673
Note converted amount													$ 36,960
Note converted into shares													34,222,222
Conversion prices													$ 0.00108
Common units issued to investor																		16,806,723
Proceeds from issuance of common stock													$ 181,446	$ 211,780		402,968	180,051
Issuance of common shares for cash pursuant to investment agreement																179,291	129,751
Shares issued for services, shares													999,480
Shares issued for services, value													$ 3,748
Brett Gross [Member]
Note converted into shares					16,806,723
Conversion prices					$ 0.001785
Exercise prices of warrants					$ 0.002499
Warrants term					3 years
Debt instrument principal amount					$ 30,000
August 2013 Note [Member]
Note converted amount																$ 62,160	$ 206,679
Note converted into shares																46,526,995	123,158,044
November 2013 Note [Member]
Note converted amount																	$ 153,046
Note converted into shares																	48,243,936
August 2014 Note [Member]
Note converted amount																	$ 160,833
Note converted into shares																	56,676,739
October 2014 Note [Member]
Note converted amount																	$ 110,901
Note converted into shares																	74,878,264
December 2014 Note [Member]
Note converted amount																	$ 231,000
Note converted into shares																	196,244,876
November 2015 Note [Member]
Note converted amount																	$ 159,289
Note converted into shares																	122,373,003
December 2015 Note [Member]
Note converted amount																	$ 55,000
Note converted into shares																	47,168,177
KVM [Member]
Purchase of common stock shares															34,214,226
Purchase of common stock															$ 456,924
Stock subscription receivable													55,673			$ 55,673
Investor [Member]
Common units issued to investor						1,655,629	1,851,852	16,077,170	2,822,912	1,846,154		2,941,176				76,220,079
Proceeds from issuance of common stock						$ 5,000	$ 3,000	$ 25,000	$ 4,300	$ 3,000		$ 10,000				$ 223,677
Exercise prices of warrants						$ 0.00423	$ 0.00227	$ 0.00218	$ 0.002130	$ 0.002275		$ 0.0048
Warrant exercise price description																The warrants have an exercise price of $0.0027, $0.0028, or $0.0040 and have a three-year term.
Tangiers Investment Group, Llc [Member]
Purchase of common stock shares				8,000,000
Note converted into shares	34,222,222
Proceeds from issuance of common stock													$ 118,546			$ 179,291
Exceed an accumulative amount				$ 100,000
Minimum net capital required for entity				$ 5,000							$ 5,000
Sale of investor percentage				150.00%
Service Provider [Member]
Shares issued for services, shares							5,733,000									30,644,915
Shares issued for services, value							$ 10,320									$ 40,000
Third Parties [Member]
Shares issued for services, shares																32,519,915
Shares issued for services, value																$ 67,296
Minimum [Member]
Exercise prices of warrants		$ 0.0021
Minimum [Member] | April 2013 [Member]
Conversion prices																$ 0.00117	$ 0.00098
Minimum [Member] | November 2013 Note [Member]
Conversion prices																	0.00147
Minimum [Member] | August 2014 Note [Member]
Conversion prices																	0.00193
Minimum [Member] | October 2014 Note [Member]
Conversion prices																	0.00101
Minimum [Member] | December 2014 Note [Member]
Conversion prices																	0.00090
Minimum [Member] | November 2015 Note [Member]
Conversion prices																	0.00098
Minimum [Member] | December 2015 Note [Member]
Conversion prices																	0.00105
Maximum [Member]
Exercise prices of warrants		$ 0.0324
Maximum [Member] | April 2013 [Member]
Conversion prices																$ 0.00152	0.00574
Maximum [Member] | November 2013 Note [Member]
Conversion prices																	0.00609
Maximum [Member] | August 2014 Note [Member]
Conversion prices																	0.00416
Maximum [Member] | October 2014 Note [Member]
Conversion prices																	0.00263
Maximum [Member] | December 2014 Note [Member]
Conversion prices																	0.00197
Maximum [Member] | November 2015 Note [Member]
Conversion prices																	0.00149
Maximum [Member] | December 2015 Note [Member]
Conversion prices																	$ 0.00116
Common Stock [Member]
Issuance of common shares for cash pursuant to investment agreement, shares			100,000,000								350,000,000					110,098,238	100,000,000
Issuance of common shares for cash pursuant to investment agreement																$ 1,101	$ 1,000
Common Stock [Member] | Tangiers Investment Group, Llc [Member]
Issuance of common shares for cash pursuant to investment agreement, shares																110,098,238	100,000,000
Issuance of common shares for cash pursuant to investment agreement																$ 179,291	$ 129,751
Common Stock [Member] | Minimum [Member]
Increase number of authorized common shares																			1,250,000,000
Common Stock [Member] | Maximum [Member]
Increase number of authorized common shares																			6,250,000,000
Warrant [Member]
Exercise prices of warrants													$ 0.006			$ 0.006
Warrant [Member] | Investor [Member]
Warrants term						3 years	3 years	3 years	3 years	3 years		3 years				3 years